Concentration of risk (Details Narrative) - 6 months ended Jun. 30, 2024	USD ($)	CNY (¥)
Risks and Uncertainties [Abstract]
FDIC limit	$ 72,000	¥ 500,000
Credit risk description	As of June 30, 2024, cash balance of RMB 122,586,882 (USD 17,200,831) was deposited with financial institutions located in China, of which RMB 78,164,629 (USD 10,967,703) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2024, cash balance of RMB 272,331,708 (USD 38,212,340) was maintained at financial institutions in Hong Kong, of which RMB 254,849,104 (USD 35,759,261) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2024, cash balance of USD 5,396,880 (RMB 38,462,484) was deposited with a financial institution located in US, of which USD 4,752,401 (RMB 33,869,411) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.